Property and Equipment	12 Months Ended
Mar. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 9 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

Description	Rights of use of assets - office premises	Building	Plant and equipment	Furniture and fittings	Vehicles	Office equipment	Computer equipment	Total	Capital work in progress
Gross carrying value
As at March 31, 2022	—	—	—	—	—	—	—	—	—
Additions	461,420.00	—	2,326,888.00	11,802.00	24,396.00	796.00	26,856.00	2,852,158.00	—
Acquisition through business combination	25,111.00	32,006.00	7,349,465.00	—	17,600.00	—	4,200.00	7,428,382.00	794,271.00
As at March 31, 2023	486,531.00	32,006.00	9,676,353.00	11,802.00	41,996.00	796.00	31,056.00	10,280,540.00	794,271.00
Additions	27,323.00	—	1,735,286.00	4,779.00	—	—	342.00	1,767,730.00	—
Adjustments									83,832.00
As at March 31, 2024	513,854.00	32,006.00	11,411,639.00	16,581.00	41,996.00	796.00	31,398.00	12,048,270.00	878,103.00

Accumulated depreciation and impairment loss
As at March 31, 2022	—	—	—	—	—	—	—	—
Charge for the year	50,845.00	462.00	616,304.00	421.00	7,307.00	61.00	4,613.00	680,013.00
As at March 31, 2023	50,845.00	462.00	616,304.00	421.00	7,307.00	61.00	4,613.00	680,013.00
Charge for the year	108,997.00	450.00	787,148.00	1,487.00	5,167.00	158.00	7,264.00	910,671.00
As at March 31, 2024	159,842.00	912.00	1,403,452.00	1,908.00	12,474.00	219.00	11,877.00	1,590,684.00	—

Net block as at March 31, 2023	435,686.00	31,544.00	9,060,049.00	11,381.00	34,689.00	735.00	26,443.00	9,600,527.00	794,271.00
Net block as at March 31, 2024	354,012.00	31,094.00	10,008,187.00	14,673.00	29,522.00	577.00	19,521.00	10,457,586.00	878,103.00

Vehicle of $41,996 as at March 31, 2024 and March 31, 2023 is pledged as security for borrowings

Building of $ 32,006 as at March 31, 2024 is pledge as security borrowings.

*	Refer to Note 23 for acquisition of subsidiary and Note 24 for deconsolidation of a subsidiary.